U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

July 2, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	TRUST FOR PROFESSIONAL MANAGERS (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Act Registration No: 811-10401
Snow Capital Small Cap Value Fund (S000030269)
Snow Capital Long/Short Opportunity Fund (S000011970)
Snow Capital Focused Value Fund (S000053721)
Snow Capital Equity Income Fund (S000055219)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, Snow Capital Small Cap Value Fund, Snow Capital Long/Short Opportunity Fund, Snow Capital Focused Value Fund and Snow Capital Equity Income Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated July 1, 2018, and filed electronically as Post-Effective Amendment No. 660 to the Funds’ Registration Statement on Form N-1A on June 28, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6115.

Very truly yours,

/s/ Adam W. Smith

Adam W. Smith, Esq.
For U.S. Bancorp Fund Services, LLC